Operating Lease (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Leases [Abstract]
Monthly rent	$ 3,733
Refundable security deposit	$ 5,000
Lease expires	May 31, 2019
Rent expense	$ 26,609	$ 5,973
Future minimum annual commitments, operating lease	$ 37,333